Schedule of Investments (unaudited)
January 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)

Security	Shares	Value
Common Stocks
Aerospace & Defense — 2.9%
BWX Technologies, Inc.	43,120	$ 8,858,142
Curtiss-Wright Corp.	6,085	3,995,959
General Dynamics Corp.	362,083	127,123,720
HEICO Corp.	2,550	843,820
HEICO Corp., Class A	6,652	1,693,533
Howmet Aerospace, Inc.	80,076	16,662,214
Huntington Ingalls Industries, Inc.	57,812	24,310,524
L3Harris Technologies, Inc.	264,566	90,706,453
Lockheed Martin Corp.	466,506	295,867,435
Moog, Inc., Class A	12,339	3,767,714
Northrop Grumman Corp.	192,211	133,059,987
RTX Corp.	1,772,874	356,223,573
Woodward, Inc.	18,877	5,999,866
		1,069,112,940
Air Freight & Logistics — 0.5%
CH Robinson Worldwide, Inc.	159,919	31,176,209
Expeditors International of Washington, Inc.	116,474	18,698,736
FedEx Corp.	385,837	124,335,973
		174,210,918
Automobile Components — 0.0%
Gentex Corp.	366,371	8,430,197
Automobiles — 0.0%
Thor Industries, Inc.	86,704	9,699,576
Banks — 8.5%
BancFirst Corp.	30,927	3,400,424
Bank of America Corp.	11,596,101	616,912,573
Bank OZK	324,850	15,449,866
BOK Financial Corp.	41,792	5,430,453
Citigroup, Inc.	3,289,589	380,638,343
Commerce Bancshares, Inc.	229,437	12,077,564
Cullen/Frost Bankers, Inc.	161,418	22,246,629
East West Bancorp, Inc.	257,785	29,500,915
Fifth Third Bancorp	1,988,320	99,853,430
First Citizens BancShares, Inc., Class A	3,737	7,733,983
First Financial Bankshares, Inc.	244,700	7,786,354
Home BancShares, Inc.	468,541	13,540,835
JPMorgan Chase & Co.	3,344,344	1,023,001,386
M&T Bank Corp.	394,424	87,392,526
PNC Financial Services Group, Inc. (The)	1,130,364	252,410,281
Popular, Inc.	140,560	18,768,977
Prosperity Bancshares, Inc.	252,044	17,393,557
ServisFirst Bancshares, Inc.	84,594	6,924,019
SouthState Bank Corp.	217,228	22,228,941
UMB Financial Corp.	88,043	11,193,787
United Community Banks, Inc.	273,580	9,419,359
Wells Fargo & Co.	5,240,031	474,170,405
Western Alliance Bancorp	188,189	16,777,049
Wintrust Financial Corp.	82,446	12,159,961
Zions Bancorp N.A.	381,290	22,843,084
		3,189,254,701
Beverages — 4.2%
Brown-Forman Corp., Class A	114,781	3,194,355
Brown-Forman Corp., Class B, NVS	736,351	20,153,927
Coca-Cola Co. (The)	9,476,604	708,944,745
Constellation Brands, Inc., Class A	365,211	57,228,564
Keurig Dr. Pepper, Inc.	3,207,221	88,006,144
PepsiCo, Inc.	4,467,653	686,365,531
		1,563,893,266
Security	Shares	Value
Biotechnology — 4.8%
AbbVie, Inc.	4,335,418	$ 966,841,568
Amgen, Inc.	1,330,485	454,866,212
Gilead Sciences, Inc.	2,713,585	385,193,391
		1,806,901,171
Broadline Retail — 0.1%
Dillard’s, Inc., Class A	690	419,217
eBay, Inc.	522,296	47,643,841
		48,063,058
Building Products — 1.0%
A. O. Smith Corp.	205,646	15,112,924
AAON, Inc.	27,456	2,500,143
Advanced Drainage Systems, Inc.	29,227	4,443,673
Allegion PLC	92,181	15,245,816
Armstrong World Industries, Inc.	26,688	4,903,653
Carlisle Cos., Inc.	49,566	16,896,554
Carrier Global Corp.	1,109,524	66,105,440
CSW Industrials, Inc.	5,386	1,454,112
Fortune Brands Innovations, Inc.	201,538	10,903,206
Griffon Corp.	41,301	3,363,966
Johnson Controls International PLC	710,272	84,707,039
Lennox International, Inc.	28,422	14,071,164
Masco Corp.	349,210	23,079,289
Owens Corning	177,630	21,287,179
Simpson Manufacturing Co., Inc.	25,261	4,465,640
Trane Technologies PLC	174,950	73,580,471
UFP Industries, Inc.	79,982	8,260,541
		370,380,810
Capital Markets — 5.9%
Ameriprise Financial, Inc.	103,666	54,651,679
Ares Management Corp., Class A	461,690	69,101,142
Bank of New York Mellon Corp. (The)	1,043,953	125,190,844
BlackRock, Inc.(a)	227,516	254,576,753
CME Group, Inc., Class A	554,786	160,366,441
Cohen & Steers, Inc.	95,790	6,155,465
Evercore, Inc., Class A	31,172	11,012,132
FactSet Research Systems, Inc.	48,731	12,395,217
Goldman Sachs Group, Inc. (The)	462,187	432,334,342
Hamilton Lane, Inc., Class A	54,321	7,672,298
Houlihan Lokey, Inc., Class A	61,682	10,382,314
Intercontinental Exchange, Inc.	581,468	101,047,509
Invesco Ltd.	931,970	25,433,461
Jefferies Financial Group, Inc.	363,777	22,255,877
KKR & Co., Inc., Class A	315,753	36,077,938
MarketAxess Holdings, Inc.	41,047	6,946,384
Moody’s Corp.	99,952	51,531,253
Morgan Stanley	2,318,481	423,818,327
Morningstar, Inc.	18,705	3,780,093
MSCI, Inc., Class A	81,390	49,584,416
Nasdaq, Inc.	374,331	36,268,931
Northern Trust Corp.	383,788	57,349,441
Raymond James Financial, Inc.	175,403	29,092,342
S&P Global, Inc.	197,348	104,158,301
SEI Investments Co.	96,984	8,520,044
State Street Corp.	637,125	83,374,177
StepStone Group, Inc., Class A	96,690	6,835,016
Stifel Financial Corp.	131,697	16,238,240
Victory Capital Holdings, Inc., Class A	118,488	8,356,959
		2,214,507,336
Chemicals — 2.0%
Air Products & Chemicals, Inc.	562,939	153,400,878
Balchem Corp.	16,872	2,871,108

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Chemicals (continued)
Cabot Corp.	122,377	$ 8,834,396
Corteva, Inc.	634,336	46,179,661
Ecolab, Inc.	214,365	60,448,786
Linde PLC	599,358	273,888,625
Mosaic Co. (The)	953,549	26,222,598
NewMarket Corp.	8,831	5,923,746
PPG Industries, Inc.	537,576	62,159,913
RPM International, Inc.	227,433	24,326,234
Sherwin-Williams Co. (The)	185,502	65,786,429
		730,042,374
Commercial Services & Supplies — 0.6%
Brink’s Co. (The)	30,986	3,936,462
Cintas Corp.	283,837	54,323,563
MSA Safety, Inc.	41,732	7,392,824
Republic Services, Inc.	198,804	42,760,752
Rollins, Inc.	295,686	18,728,751
Tetra Tech, Inc.	161,628	6,086,911
Waste Management, Inc.	480,543	106,795,876
		240,025,139
Communications Equipment — 1.6%
Cisco Systems, Inc.	6,839,940	535,704,101
Motorola Solutions, Inc.	163,696	65,894,188
		601,598,289
Construction & Engineering — 0.1%
Comfort Systems U.S.A., Inc.	7,227	8,253,957
EMCOR Group, Inc.	6,129	4,417,354
Quanta Services, Inc.	10,655	5,057,183
Valmont Industries, Inc.	11,747	5,233,993
		22,962,487
Construction Materials — 0.3%
CRH PLC	655,763	80,271,949
Martin Marietta Materials, Inc.	27,084	17,657,414
Vulcan Materials Co.	73,318	22,034,991
		119,964,354
Consumer Finance — 0.5%
American Express Co.	407,649	143,561,748
FirstCash Holdings, Inc.	36,935	6,297,418
Synchrony Financial	468,954	34,060,129
		183,919,295
Consumer Staples Distribution & Retail — 2.0%
Casey’s General Stores, Inc.	13,009	7,889,959
Costco Wholesale Corp.	216,877	203,918,599
Kroger Co. (The)	1,128,241	70,909,947
Sysco Corp.	1,180,512	98,985,931
Walmart, Inc.	2,970,963	353,960,532
		735,664,968
Containers & Packaging — 0.2%
AptarGroup, Inc.	87,686	10,956,366
Avery Dennison Corp.	140,441	26,053,210
Crown Holdings, Inc.	106,482	11,146,536
Silgan Holdings, Inc.	155,450	6,707,667
		54,863,779
Distributors — 0.2%
Genuine Parts Co.	371,593	51,647,711
Pool Corp.	65,028	16,522,965
		68,170,676
Security	Shares	Value
Diversified Consumer Services — 0.1%
H&R Block, Inc.	458,024	$ 18,069,047
Service Corp. International	197,343	15,872,297
		33,941,344
Electric Utilities — 4.2%
Alliant Energy Corp.	669,477	44,125,229
American Electric Power Co., Inc.	1,412,566	169,190,093
Duke Energy Corp.	2,400,143	291,257,353
Entergy Corp.	1,021,363	97,938,498
Evergy, Inc.	726,557	55,748,719
IDACORP, Inc.	121,936	16,191,881
NextEra Energy, Inc.	4,888,289	429,680,603
NRG Energy, Inc.	172,932	26,394,611
OGE Energy Corp.	675,208	29,493,085
Southern Co. (The)	3,178,481	283,870,138
TXNM Energy, Inc.	222,577	13,114,237
Xcel Energy, Inc.	1,482,377	112,749,595
		1,569,754,042
Electrical Equipment — 1.0%
AMETEK, Inc.	120,313	26,947,706
Eaton Corp. PLC	392,619	137,974,169
Emerson Electric Co.	766,440	112,636,022
Hubbell, Inc.	57,800	28,202,932
nVent Electric PLC	101,729	11,420,098
Rockwell Automation, Inc.	129,782	54,722,580
		371,903,507
Electronic Equipment, Instruments & Components — 0.5%
Amphenol Corp., Class A	479,271	69,053,366
Avnet, Inc.	184,161	11,489,805
Badger Meter, Inc.	22,353	3,276,503
CDW Corp.	189,785	23,986,926
Cognex Corp.	120,646	4,673,826
Littelfuse, Inc.	24,730	8,006,585
TD SYNNEX Corp.	72,469	11,498,656
TE Connectivity PLC	300,195	66,877,442
		198,863,109
Entertainment — 0.0%
Warner Music Group Corp., Class A	319,686	9,584,186
Financial Services — 1.8%
Equitable Holdings, Inc.	403,705	18,731,912
Essent Group Ltd.	192,336	12,101,781
Jack Henry & Associates, Inc.	84,991	15,231,237
Mastercard, Inc., Class A	385,282	207,586,089
MGIC Investment Corp.	434,691	11,701,882
Radian Group, Inc.	400,569	13,178,720
Visa, Inc., Class A	1,159,834	373,269,376
Voya Financial, Inc.	255,688	19,601,042
		671,402,039
Food Products — 1.3%
Archer-Daniels-Midland Co.	1,329,941	89,518,329
Bunge Global SA	344,087	39,184,627
Ingredion, Inc.	161,186	19,036,067
Lamb Weston Holdings, Inc.	275,342	12,646,458
Marzetti Co. (The)	41,332	7,091,331
McCormick & Co., Inc., NVS	595,313	36,808,203
Mondelez International, Inc., Class A	3,947,866	230,831,725
Tyson Foods, Inc., Class A	809,550	52,887,901
		488,004,641
Gas Utilities — 0.3%
Atmos Energy Corp.	314,664	52,341,210

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Gas Utilities (continued)
MDU Resources Group, Inc.	476,441	$ 9,771,805
National Fuel Gas Co.	199,566	16,713,652
New Jersey Resources Corp.	345,292	17,085,048
ONE Gas, Inc.	165,881	13,197,492
Spire, Inc.	183,895	15,537,289
		124,646,496
Ground Transportation — 1.1%
CSX Corp.	2,218,627	83,775,356
JB Hunt Transport Services, Inc.	59,933	12,149,618
Knight-Swift Transportation Holdings, Inc.	188,407	10,381,226
Landstar System, Inc.	31,900	4,764,584
Old Dominion Freight Line, Inc.	112,292	19,448,974
Ryder System, Inc.	66,725	12,763,158
Union Pacific Corp.	1,160,103	272,740,215
		416,023,131
Health Care Equipment & Supplies — 2.3%
Abbott Laboratories	2,807,061	306,811,767
Becton Dickinson & Co.	524,951	106,817,030
Medtronic PLC	3,004,190	309,311,402
ResMed, Inc.	117,855	30,443,125
STERIS PLC	76,336	20,045,834
Stryker Corp.	286,449	105,860,092
		879,289,250
Health Care Providers & Services — 2.9%
Cardinal Health, Inc.	204,766	44,000,118
Cencora, Inc.	109,058	39,175,815
Chemed Corp.	7,108	3,036,111
Cigna Group (The)	493,001	135,136,504
Elevance Health, Inc.	383,073	132,443,659
Ensign Group, Inc. (The)	7,341	1,260,156
HCA Healthcare, Inc.	80,426	39,269,603
Humana, Inc.	139,267	27,184,919
McKesson Corp.	42,277	35,141,065
Quest Diagnostics, Inc.	162,741	30,437,449
UnitedHealth Group, Inc.	2,067,504	593,228,923
		1,080,314,322
Hotels, Restaurants & Leisure — 1.6%
Churchill Downs, Inc.	20,422	2,008,708
Darden Restaurants, Inc.	325,411	64,870,683
Domino’s Pizza, Inc.	44,246	18,155,461
McDonald’s Corp.	1,359,337	428,191,155
Texas Roadhouse, Inc.	92,740	16,680,216
Wingstop, Inc.	11,334	3,008,384
Wyndham Hotels & Resorts, Inc.	140,300	10,212,437
Yum! Brands, Inc.	466,042	72,469,531
		615,596,575
Household Durables — 0.3%
DR Horton, Inc.	260,997	38,846,793
Garmin Ltd.	240,378	48,469,820
Installed Building Products, Inc.	10,909	3,143,319
PulteGroup, Inc.	115,304	14,423,377
Somnigroup International, Inc.	102,629	9,015,958
Toll Brothers, Inc.	62,726	9,063,280
		122,962,547
Household Products — 2.9%
Church & Dwight Co., Inc.	289,209	27,836,366
Colgate-Palmolive Co.	1,849,780	167,016,636
Procter & Gamble Co. (The)	5,963,532	905,085,252
		1,099,938,254
Security	Shares	Value
Independent Power and Renewable Electricity Producers — 0.1%
Vistra Corp.	153,529	$ 24,311,317
Industrial Conglomerates — 0.8%
Honeywell International, Inc.	1,314,687	299,117,586
Insurance — 3.4%
Aflac, Inc.	868,402	96,349,202
Allstate Corp. (The)	438,235	87,204,383
American Financial Group, Inc.	159,281	20,749,536
Aon PLC, Class A	154,556	54,038,960
Arthur J. Gallagher & Co.	230,587	57,501,480
Assurant, Inc.	62,757	14,944,325
Assured Guaranty Ltd.	65,065	5,520,765
Axis Capital Holdings Ltd.	100,873	10,408,076
Brown & Brown, Inc.	196,456	14,164,478
Chubb Ltd.	398,791	123,449,742
Cincinnati Financial Corp.	282,926	45,519,964
CNO Financial Group, Inc.	138,676	5,831,326
Erie Indemnity Co., Class A, NVS	40,403	11,434,453
Everest Group Ltd.	92,645	30,691,436
Fidelity National Financial, Inc., Class A	754,847	41,056,128
First American Financial Corp.	291,494	18,416,591
Globe Life, Inc.	60,392	8,468,166
Hanover Insurance Group, Inc. (The)	59,338	10,333,119
Hartford Insurance Group, Inc. (The)	394,100	53,227,146
Kinsale Capital Group, Inc.	3,440	1,361,827
Marsh & McLennan Cos., Inc.	810,343	152,498,449
MetLife, Inc.	1,376,941	108,613,106
Old Republic International Corp.	529,381	20,735,854
Primerica, Inc.	54,552	14,349,358
Principal Financial Group, Inc.	692,520	65,595,495
Reinsurance Group of America, Inc.	108,889	22,077,245
RenaissanceRe Holdings Ltd.	23,212	6,538,820
RLI Corp.	74,631	4,360,689
Selective Insurance Group, Inc.	112,527	9,461,270
Travelers Cos., Inc. (The)	292,171	83,125,571
Unum Group	337,295	25,624,301
W. R. Berkley Corp.	127,305	8,730,577
Willis Towers Watson PLC	87,907	27,907,835
		1,260,289,673
IT Services — 2.4%
Accenture PLC, Class A	1,265,877	333,735,812
Cognizant Technology Solutions Corp., Class A	618,812	50,779,713
International Business Machines Corp.	1,696,850	520,423,895
		904,939,420
Leisure Products — 0.0%
Acushnet Holdings Corp.	29,976	2,905,874
Brunswick Corp.	131,778	10,571,231
		13,477,105
Life Sciences Tools & Services — 0.4%
Agilent Technologies, Inc.	166,623	22,302,488
Danaher Corp.	305,959	66,971,365
Thermo Fisher Scientific, Inc.	94,734	54,814,040
West Pharmaceutical Services, Inc.	19,889	4,596,746
		148,684,639
Machinery — 3.1%
AGCO Corp.	55,732	6,320,566
Allison Transmission Holdings, Inc.	83,593	9,086,559
Caterpillar, Inc.	396,195	260,442,745
Cummins, Inc.	180,766	104,630,976
Deere & Co.	288,053	152,091,984
Donaldson Co., Inc.	134,597	13,720,818

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Machinery (continued)
Dover Corp.	125,269	$ 25,240,451
Enpro, Inc.	10,262	2,450,360
Franklin Electric Co., Inc.	37,238	3,709,650
Graco, Inc.	186,373	16,275,954
IDEX Corp.	98,270	19,511,508
Illinois Tool Works, Inc.	625,609	163,446,607
Ingersoll Rand, Inc.	35,396	3,047,242
ITT, Inc.	54,192	9,879,202
Lincoln Electric Holdings, Inc.	58,411	15,499,359
Mueller Industries, Inc.	81,700	11,122,638
Mueller Water Products, Inc., Class A	144,856	3,921,252
Nordson Corp.	60,897	16,718,053
Oshkosh Corp.	80,117	11,522,427
Otis Worldwide Corp.	643,055	54,929,758
PACCAR, Inc.	519,472	63,848,304
Parker-Hannifin Corp.	82,780	77,468,835
Pentair PLC	132,432	13,954,360
Snap-on, Inc.	119,425	43,722,687
Timken Co. (The)	96,124	8,957,796
Toro Co. (The)	180,350	16,502,025
Watts Water Technologies, Inc., Class A	17,462	5,226,551
Xylem, Inc.	232,484	32,052,569
		1,165,301,236
Media — 0.1%
Fox Corp., Class A, NVS	154,115	11,216,490
Fox Corp., Class B	101,584	6,660,863
New York Times Co. (The), Class A	143,429	10,514,780
Nexstar Media Group, Inc., Class A	86,980	18,472,812
		46,864,945
Metals & Mining — 0.3%
Commercial Metals Co.	97,438	7,490,059
Nucor Corp.	262,961	46,733,429
Reliance, Inc.	74,695	24,612,003
Royal Gold, Inc.	62,185	16,373,932
Steel Dynamics, Inc.	138,296	24,833,813
		120,043,236
Multi-Utilities — 2.1%
Ameren Corp.	643,281	66,438,062
Black Hills Corp.	230,932	16,853,417
CenterPoint Energy, Inc.	1,257,549	49,912,120
CMS Energy Corp.	765,950	54,757,765
Consolidated Edison, Inc.	1,071,908	114,297,550
DTE Energy Co.	574,745	77,234,233
NiSource, Inc.	1,058,982	46,902,313
Northwestern Energy Group, Inc.	192,521	13,064,475
Public Service Enterprise Group, Inc.	1,330,463	109,576,933
Sempra	1,589,903	138,337,460
WEC Energy Group, Inc.	892,488	98,771,647
		786,145,975
Oil, Gas & Consumable Fuels — 6.0%
California Resources Corp.	176,155	9,424,293
Cheniere Energy, Inc.	197,927	41,865,519
ConocoPhillips	3,729,844	388,761,640
Diamondback Energy, Inc.	405,201	66,432,704
DT Midstream, Inc.	223,468	28,161,437
EOG Resources, Inc.	1,677,927	188,145,955
Exxon Mobil Corp.	9,109,745	1,288,117,943
Magnolia Oil & Gas Corp., Class A	380,350	9,702,728
Matador Resources Co.	316,213	14,305,476
Ovintiv, Inc.	633,502	27,538,332
Security	Shares	Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66	1,158,068	$ 166,252,242
Texas Pacific Land Corp.	33,588	11,700,716
		2,240,408,985
Paper & Forest Products — 0.0%
Louisiana-Pacific Corp.	71,766	6,009,685
Pharmaceuticals — 6.5%
Eli Lilly & Co.	400,126	414,990,681
Johnson & Johnson	5,185,458	1,178,395,330
Merck & Co., Inc.	6,789,096	748,633,616
Royalty Pharma PLC, Class A	672,000	28,008,960
Zoetis, Inc., Class A	628,347	78,430,273
		2,448,458,860
Professional Services — 0.9%
Automatic Data Processing, Inc.	805,249	198,751,558
Booz Allen Hamilton Holding Corp., Class A	246,918	21,832,490
Broadridge Financial Solutions, Inc.	167,377	32,991,681
Exponent, Inc.	70,158	5,042,255
Genpact Ltd.	186,938	8,243,966
Jacobs Solutions, Inc.	94,571	12,791,673
KBR, Inc.	164,761	7,053,418
Korn Ferry	122,460	8,507,296
SS&C Technologies Holdings, Inc.	223,754	18,323,215
Verisk Analytics, Inc.	96,078	20,893,122
		334,430,674
Semiconductors & Semiconductor Equipment — 4.9%
Amkor Technology, Inc.	73,232	3,539,303
Analog Devices, Inc.	582,342	181,038,481
Applied Materials, Inc.	456,094	147,008,218
Broadcom, Inc.	2,276,551	754,221,346
KLA Corp.	68,124	97,276,985
Lam Research Corp.	669,716	156,351,897
Microchip Technology, Inc.	1,220,078	92,628,322
Monolithic Power Systems, Inc.	24,319	27,338,204
NXP Semiconductors NV	356,214	80,554,234
QUALCOMM, Inc.	1,830,004	277,410,306
Universal Display Corp.	59,333	6,812,615
		1,824,179,911
Software — 3.4%
Bentley Systems, Inc., Class B	74,697	2,623,359
Intuit, Inc.	166,326	82,983,368
Microsoft Corp.	2,196,876	945,293,774
Oracle Corp.	1,276,094	210,019,550
Roper Technologies, Inc.	65,623	24,361,226
		1,265,281,277
Specialty Retail — 3.7%
Dick’s Sporting Goods, Inc.	120,309	24,302,418
Group 1 Automotive, Inc.	5,516	1,954,098
Home Depot, Inc. (The)	2,182,620	817,587,626
Lithia Motors, Inc., Class A	13,904	4,497,110
Lowe’s Cos., Inc.	916,095	244,652,330
Murphy U.S.A., Inc.	9,853	4,162,991
Penske Automotive Group, Inc.	57,558	9,024,519
Ross Stores, Inc.	242,352	45,719,705
TJX Cos., Inc. (The)	1,029,427	154,218,459
Tractor Supply Co.	733,249	37,307,709
Williams-Sonoma, Inc.	150,656	30,831,750
		1,374,258,715

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend Growth ETF
(Percentages shown are based on Net Assets)
Security	Shares	Value
Technology Hardware, Storage & Peripherals — 2.7%
Apple Inc.	3,785,573	$ 982,280,482
NetApp, Inc.	285,434	27,501,566
		1,009,782,048
Textiles, Apparel & Luxury Goods — 0.0%
Kontoor Brands, Inc.	128,139	7,653,742
Tobacco — 2.5%
Philip Morris International, Inc.	5,149,842	924,087,648
Trading Companies & Distributors — 0.6%
Air Lease Corp., Class A	112,090	7,244,377
Applied Industrial Technologies, Inc.	23,424	6,099,844
Fastenal Co.	2,057,309	89,204,918
Ferguson Enterprises, Inc.	225,325	56,885,549
GATX Corp.	43,954	7,995,672
Herc Holdings, Inc.	51,823	7,428,309
Rush Enterprises, Inc., Class A	75,195	4,826,767
Rush Enterprises, Inc., Class B	11,804	696,554
WW Grainger, Inc.	35,287	38,107,843
		218,489,833
Water Utilities — 0.2%
American Water Works Co., Inc.	417,643	53,930,241
Essential Utilities, Inc.	766,346	29,726,561
		83,656,802
Total Long-Term Investments — 99.8% (Cost: $27,665,510,874)		37,399,762,089
Security	Shares	Value
Short-Term Securities
Money Market Funds — 0.1%
BlackRock Cash Funds: Treasury, SL Agency Shares, 3.64%(a)(b)	51,172,528	$ 51,172,528
Total Short-Term Securities — 0.1% (Cost: $51,172,528)		51,172,528
Total Investments — 99.9% (Cost: $27,716,683,402)		37,450,934,617
Other Assets Less Liabilities — 0.1%		45,940,132
Net Assets — 100.0%		$ 37,496,874,749

(a)	Affiliate of the Fund.
(b)	Annualized 7-day yield as of period end.

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended January 31, 2026 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 04/30/25	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 01/31/26	Shares Held at 01/31/26	Income	Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Treasury, SL Agency Shares	$ 71,530,596	$ —	$ (20,358,068)(a)	$ —	$ —	$ 51,172,528	51,172,528	$ 1,925,944	$ —
BlackRock, Inc.	215,320,115	48,638,943	(56,295,696)	10,154,166	36,759,225	254,576,753	227,516	2,379,287	—
				$ 10,154,166	$ 36,759,225	$ 305,749,281		$ 4,305,231	$ —

(a)	Represents net amount purchased (sold).

Schedule of Investments (unaudited) (continued)
January 31, 2026
iShares® Core Dividend Growth ETF
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
E-Mini Consumer Staples Select Sector Index	172	03/20/26	$ 14,541	$ 634,621
E-Mini Health Care Select Sector Index	82	03/20/26	12,859	(45,327)
E-Mini Technology Select Sector Index	4	03/20/26	1,165	(6,394)
Russell 1000 Value E-Mini Index	596	03/20/26	64,624	1,522,487
				$ 2,105,387
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 — Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
• Level 2 — Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
• Level 3 — Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Common Stocks	$ 37,399,762,089	$ —	$ —	$ 37,399,762,089
Short-Term Securities
Money Market Funds	51,172,528	—	—	51,172,528
	$ 37,450,934,617	$ —	$ —	$ 37,450,934,617
Derivative Financial Instruments(a)
Assets
Equity Contracts	$ 2,157,108	$ —	$ —	$ 2,157,108
Liabilities
Equity Contracts	(51,721)	—	—	(51,721)
	$ 2,105,387	$ —	$ —	$ 2,105,387

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

Portfolio Abbreviation
NVS	Non-Voting Shares